CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the semi-annual report for the Christian Stewardship Funds for the period ended October 31, 2001.

ECONOMIC OVERVIEW

Words adequate to describe world events during this period are difficult to find. In years to come, those of us who witnessed September 11th will be able to describe in chilling detail our own indelible experiences and feelings as that awful day unfolded. How financial markets reacted may well be recalled as much by the closure of the New York Stock Exchange for four consecutive days, as by the volatility which followed upon its reopening.

Periods of uncertainty and volatility are often when investors make their most costly decisions. If recent events prove influential in defining the market's low, investors getting out of stocks may have not only sold near the bottom, but may also miss some or all of the market's expected recovery. We believe the best strategy you can employ is to act rationally and sensibly and to remain focused on your initial plan. Your financial strategy should not be reactionary but rather based on a well-thought out, comprehensive plan that encompasses thoughtful analysis and well-sourced facts. Avoiding emotional decisions is of utmost importance to investment success. We wish to provide you with a level of comfort that we will remain committed to our disciplined management of the assets you have placed in our trust.

We prepared the following comments in an effort to bring you up-to-date regarding both the equity and the fixed income market:

EQUITY MARKET OVERVIEW

The events of September 11th served to multiply the uncertainty already being felt by investors during the equity market volatility of the previous months. By Monday, September 10th, the S&P 500 had fallen by 27.65% from its all time high in late March, 2000. This figure seems almost modest in contrast to the drop of 65.88% experienced by the NASDAQ Index, or of the drop of 48.91% experienced by the Russell 1000 Growth Index over the same period. After the market reopening, at its worst point, the S&P 500 Index had fallen by over 26% year-to-date. The S&P's move below the 1000 mark took it to levels not seen since 1998. By the end of September, the S&P had recovered some of the losses. For the third quarter, the S&P 500 Index ended down 14.67%. Year-to-date that index is down 20.38%. To put this into perspective, if the year were to end at this return, it would be the fifth worst year in the past 75 years! The third quarter ranks 15th in terms of most negative return among the 93 quarters with a negative return over 75 years.

With the exception of health care, there was no S&P economic sector that enjoyed positive returns during the third quarter. No sector showed positive returns year-to-date either.

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Sector Performance 3rd Quarter 2001      Economic Sector Performance YTD Through
                                         9/30/2001
--------------------------------------------------------------------------------

Health Care                   2.7%       Communication Services       -3.6%
Communication Services       -0.1%       Basic Materials             -10.0%
Consumer Staples            -10.2%       Consumer Cyclicals          -10.2%
Energy                      -11.9%       Consumer Staples            -13.6%
Basic Materials             -12.1%       HealthCare                  -14.2%
Financial Index             -13.5%       Energy                      -15.6%
Consumer Cyclicals          -15.9%       Financial Index             -16.3%
Utilities                   -18.6%       Transportation              -17.9%
Transportation              -19.7%       Capital Goods               -23.9%
Capital Goods               -21.1%       Utilities                   -29.6%
Technology                  -32.6%       Technology                  -43.2%
Source: Standard & Poors                 Source: Standard & Poors

--------------------------------------------------------------------------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

The "bright" side to the drop in equity prices is that valuations have improved considerably. A comparison of the earnings yield on equities to the yield on 10-year bonds indicate that equity valuations are as relatively low as they were in 1982. The opportunities presented in the environment lie in those areas that have been crushed in the downturn. The technology and capital goods areas both contain quality companies trading at valuations not seen in years.

The fact that equities are relatively inexpensive provides, in itself, no reason to believe that they will not remain so. What provides cause for optimism is the aggressive easing of monetary policy seen throughout this year and the additional fiscal stimulus which is coming in the form of additional tax cuts, government defense spending, and added spending to assist those most severely affected by the events of September 11. While these initiatives will lead to the federal surplus being lower or even in deficit, the convergence of economic and political events make this precisely the time which such policies make perfect economic sense.

FIXED INCOME MARKET OVERVIEW

The events of September 11th led to dramatic shifts within the fixed income markets as well. The table below shows the change in U.S. Treasury yields from the market close on September 10th versus the closing levels on October 3rd. Yields on two-year Treasuries dropped .75% following the attack while yields on thirty-year Treasuries dropped just .14%.

[GRAPHIC OMITTED]

---------------------------------------------------
                  Yield         Yield
Maturity         9/10/01       10/3/01       Change
---------------------------------------------------

3 Month            3.26%         2.21%       -1.05%
6 Month            3.20          2.24         -.96
2 Year             3.50          2.75         -.75
5 Year             4.32          3.73         -.59
10 Year            4.83          4.48         -.35
30 Year            5.44          5.30         -.14

                                 Source:  Bloomberg

---------------------------------------------------

The shift in the curve resulted in a 61 basis point "steepening" of the yield curve between 2 year and 30 year bonds. Yields on the short-end of the curve moved lower as the market was overwhelmed with the "flight to safety" trade. The short-end also responded to the actions of the world's central bankers. The U.S. Federal Reserve announced an emergency 50 basis point cut in the Fed Funds rate just prior to the reopening of the stock market on September 17th. The Fed followed up with another 50 basis point cut at their October 2nd meeting. Other central banks cut rates as well to pump liquidity into the financial system.

The response at the long-end of the Treasury yield curve was more volatile. In the first few days following the attack, yields on the long-bond were actually higher than the pre-attack levels on fears that insurance companies would be big sellers of long-term bonds to pay claims. The greater source of pressure on the long-end of the market is the fear that future budget surpluses will be jeopardized by the immediate economic aid that will be needed for families, cities, and business plus the federal spending to fight what could be a lengthy battle against terrorism. Prior to September 11th, corporate bonds were on track for a year of excellent relative performance versus Treasuries. The attack caused corporate bond spreads to widen. Spreads in the airline, insurance, and travel sectors were hit very hard. The table below compares the year-to-date returns for the Lehman Corporate indices versus the Lehman Treasuries indices. For the year-to-date period ending 8/31/01, intermediate corporate bonds had outperformed intermediate Treasuries by 2.70%. With the dramatic widening of spreads in the aftermath of the attack, nearly 2/3 of the YTD performance advantage was erased as the performance differential in the intermediate sector shrunk to just 1.00%. The shift among the long-term indices was even more pronounced.

                                                     CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------
YTD Total Return    YTD Total Return
Lehman Index         Through 8/31/01     Through 9/30/01
--------------------------------------------------------

Inter. Corporate          8.79%              9.29%
Inter. Treasury           6.09%              8.29%
                         ------             ------
   Difference             2.70%              1.00%

Long Corporate           12.37%              9.39%
Long Treasury             5.50%              6.29%
                         ------             ------
   Difference             6.87%              3.10%
                                Source:  Lehman Brothers

--------------------------------------------------------

We have been forever changed as a result of the attacks on our nation. We want to reassure you that the assets you have entrusted to us continue to be managed carefully. We also want to let you know that with regard to the procedural aspects of our business, our offices are not located in the areas directly affected by the terrorist attacks ~ our trading and other business activities are safe, secure and operating. Our deepest sympathies and prayers are extended to the many individuals who are suffering from this terrible tragedy.

If there is anything we can do to increase your comfort level regarding your Christian Stewardship Fund account, the financial markets or our investment process, please contact us at (800) 262-6631. We thank you for your continued support.

Sincerely,

/s/ Edward L. Jaroski                           /s/ Dan E. Watson

Edward L. Jaroski                               Dan E. Watson
President and Chairman of the Board             Executive Vice President

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                                 BOND INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      PRINCIPAL       VALUE
                                                      ---------       -----
AGENCY OBLIGATIONS (43.94%)

FEDERAL HOME LOAN MORTGAGE CO. (19.08%)
5.625%, 03/15/2011                                  $  1,000,000   $  1,054,986
6.45%, 04/29/2009                                        100,000        101,983
7.50%, 11/01/2015                                        108,213        114,418
7.50%, 06/01/2030                                        142,792        149,531
                                                                   ------------
                                                                      1,420,918
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOC. (18.60%)
6.625%, 11/15/2010                                       350,000        396,537
7.00%, 04/01/2031                                        947,306        988,573
                                                                   ------------
                                                                      1,385,110
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. (6.26%)
6.00%, 09/20/2028                                        187,078        189,297
6.50%, 07/15/2029                                        268,221        277,255
                                                                   ------------
                                                                        466,552
                                                                   ------------

     TOTAL AGENCY OBLIGATIONS (Cost $3,130,760)                       3,272,580
                                                                   ------------

CORPORATE BONDS (39.24%)

AUTO PARTS & EQUIPMENT( 2.51%)
TRW, Inc., 6.25%, 01/15/2010                             200,000        187,205
                                                                   ------------

BANKS (5.04%)
Citicorp, 6.75%, 12/01/2005                              150,000        163,331
J.P. Morgan Chase & Co., 6.75%, 02/01/2011               200,000        212,185
                                                                   ------------
                                                                        375,516
                                                                   ------------

COMPUTER SERVICES & SOFTWARE (2.19%)
Electronic Data Systems Corp., 7.125%, 10/15/2009        150,000        163,176
                                                                   ------------

DIVERSIFIED MANUFACTURING (1.85%)
Honeywell International, Inc., 7.50%, 03/01/2010         125,000        138,310
                                                                   ------------

FINANCIAL SERVICES (13.34%)
Boeing Capitol Corp., 7.10%, 09/27/2005                  200,000        215,063
General Electric Capital Corp., 7.875%, 12/01/2006       165,000        191,754
Lehman Brothers, 6.25%, 05/15/2006                       200,000        209,292
Merrill Lynch & Co., 6.15%, 01/26/2006                   200,000        210,716
Morgan Stanley Dean Witter & Co., 7.75%, 06/15/2005      150,000        166,468
                                                                   ------------
                                                                        993,293
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                                 BOND INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

FOOD & BEVERAGE (2.17%)
Cambell Soup Co., 6.75%, 02/15/2011                 $    150,000   $    161,605
                                                                   ------------

RETAIL STORES (5.68%)
Sears Roebuck & Co.                                      250,000        255,086
Wal-Mart Stores, Inc., 6.875%, 08/10/2009                150,000        167,947
                                                                   ------------
                                                                        423,033
                                                                   ------------

TELECOMUNICATIONS (2.91%)
Bell Atlantic W.V., 7.00%, 08/15/2004                    200,000        216,455
                                                                   ------------

UTILITIES (3.55%)
FPL Group Capital, Inc., 7.625%, 09/15/2006              125,000        139,201
Pennsylvania Electric Co., 6.125%, 04/01/2009            125,000        124,981
                                                                   ------------
                                                                        264,182
                                                                   ------------

     TOTAL CORPORATE BONDS (Cost $2,801,858)                          2,922,775
                                                                   ------------

FOREIGN CORPORATE BONDS (2.23%)
International Bank Reconstruction & Development,
   7.00%, 01/27/2005                                     150,000        166,202
                                                                   ------------

     TOTAL FOREIGN CORPORATE BONDS (Cost $152,609)                      166,202
                                                                   ------------

U.S. TREASURY OBLIGATIONS (9.71%)

U.S. TREASURY NOTES/BONDS (9.71%)
5.50%, 02/15/2008                                        200,000        218,078
6.25%, 08/15/2023                                        150,000        172,652
7.25%, 05/15/2004                                        300,000        332,895

                                                                   ------------
     TOTAL U.S. TREASURY OBLIGATIONS (Cost $661,113)                    723,625
                                                                   ------------

REPURCHASE AGREEMENTS (3.41%)
Fifth Third Bank, 1.96%, dated 10/31/01, due
11/01/01, repurchase price $253,827 (collateralized
by FHARM Pool #775464, 6.472%, due 06/01/19,
market value $261,428) (Cost $253,813)                   253,813        253,813
                                                                   ------------

     TOTAL INVESTMENTS (Cost $7,000,153)  (98.53%)                    7,338,995
     OTHER ASSETS & LIABILITIES, NET (1.47%)                            109,581
                                                                   ------------
        NET ASSETS (100%)                                          $  7,448,576
                                                                   ============

Cost for federal income tax at October 31, 2001 was
$7,000,153 and net unrealized appreciation consisted of:
   Gross unrealized appreciation                                   $    344,431
   Gross unrealized depreciation                                         (5,589)
                                                                   ------------
   Net unrealized depreciation                                     $    338,842
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMMON STOCK (96.80%)

ADVERTISING (0.30%)
Interpublic Group Cos., Inc.                                 620   $     13,919
Omnicom Group                                                380         29,176
                                                                   ------------
                                                                         43,095
                                                                   ------------

AEROSPACE/DEFENSE (1.41%)
Boeing Co.                                                 1,420         46,292
General Dynamics Corp.                                       340         27,744
Goodrich Corp.                                               180          3,843
Lockheed Martin Corp.                                        720         35,114
Northrop Grumman Corp.                                       210         20,990
Raytheon Co.                                                 600         19,350
Rockwell Collins                                             250          3,375
United Technologies Corp.                                    850         45,806
                                                                   ------------
                                                                        202,514
                                                                   ------------

AIRLINES (0.21%)
AMR Corp. *                                                  210          3,822
Delta Air Lines, Inc.                                        300          6,858
Southwest Airlines                                         1,175         18,683
US Airways Group, Inc. *                                      80            369
                                                                   ------------
                                                                         29,732
                                                                   ------------

APPAREL (0.20%)
Liz Claiborne, Inc.                                           50          2,275
Nike, Inc.                                                   420         20,731
Reebok International Ltd. *                                   50          1,038
VF Corp.                                                     140          4,651
                                                                   ------------
                                                                         28,695
                                                                   ------------

AUTO MANUFACTURERS (0.65%)
Ford Motor Co.                                             2,660         42,693
General Motors Corp.                                         940         38,841
Navistar International Corp. *                                60          1,800
Paccar, Inc.                                                 180          9,508
                                                                   ------------
                                                                         92,842
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

AUTO PARTS & EQUIPMENT (0.17%)
Cooper Tire & Rubber                                          80   $      1,057
Dana Corp.                                                   260          2,795
Delphi Automotive Systems                                    640          7,430
Goodyear Tire & Rubber Co.                                   190          3,540
TRW, Inc.                                                    230          7,772
Visteon Corp.                                                154          1,833
                                                                   ------------
                                                                         24,427
                                                                   ------------

BANKS (6.34%)
Amsouth Bancorp                                              410          7,089
Bank of America Corp.                                      2,540        149,835
Bank of New York Co., Inc.                                 1,080         36,731
Bank One Corp.                                             1,750         58,082
BB&T Corp.                                                   600         19,260
Comerica, Inc.                                               370         17,053
Fifth Third Bancorp                                          903         50,947
FleetBoston Financial Corp.                                1,643         53,989
Huntington Bancshares, Inc.                                  286          4,413
JP Morgan Chase & Co.                                      2,384         84,298
Keycorp                                                      670         14,244
Mellon Financial Corp.                                       710         23,856
National City Corp.                                          900         23,760
Northern Trust Corp.                                         500         25,245
PNC Financial Services Group, Inc.                           570         31,293
Regions Financial Corp.                                      340          9,149
SouthTrust Corp.                                             380          8,611
State Street Corp.                                           580         26,413
Suntrust Banks, Inc.                                         520         31,127
Synovus Financial Corp.                                      350          8,057
Union Planters Corp.                                         270         10,935
US Bancorp                                                 2,563         45,570
Wachovia Corp.                                             2,280         65,208
Wells Fargo & Co.                                          2,510         99,145
Zions Bancorp                                                130          6,230
                                                                   ------------
                                                                        910,540
                                                                   ------------

BEVERAGES (2.23%)
Coca-Cola Co.                                               3670        175,720
Coca-Cola Enterprises, Inc.                                  480          8,808

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Pepsi Bottling Group, Inc.                                   210   $      9,761
Pepsico, Inc.                                              2,613        127,279
                                                                   ------------
                                                                        321,568
                                                                   ------------

BIOTECHNOLOGY (0.93%)
Amgen, Inc. *                                              1,580         89,776
Biogen, Inc. *                                               230         12,650
Chiron Corp. *                                               310         16,684
Immunex, Corp. *                                             630         15,051
                                                                   ------------
                                                                        134,161
                                                                   ------------

BUILDING MATERIALS (0.13%)
Masco Corp.                                                  660         13,088
Vulcan Materials Co.                                         140          5,820
                                                                   ------------
                                                                         18,908
                                                                   ------------

CHEMICALS (1.28%)
Air Products & Chemicals, Inc.                               310         12,412
Ashland, Inc.                                                120          4,831
Dow Chemical Co.                                           1,275         42,394
Du Pont (E.I.) de Nemours & Co.                            1,510         60,385
Eastman Chemical Co.                                         120          4,117
Ecolab, Inc.                                                 240          8,443
Engelhard Corp.                                              140          3,665
Great Lakes Chemical Corp.                                    50          1,061
Hercules, Inc. *                                             100            756
International Flavors & Fragrances                           170          4,847
PPG Industries, Inc.                                         310         15,137
Praxair, Inc.                                                210          9,908
Rohm & Haas Co.                                              300          9,741
Sherwin-Williams Co.                                         160          3,898
Sigma-Aldrich                                                 50          1,876
                                                                   ------------
                                                                        183,471
                                                                   ------------

COMMERCIAL SERVICES (0.81%)
Cendant Corp. *                                            1,130         14,645
Concord EFS, Inc. *                                          640         17,517
Convergys Corp.                                              270          7,587
Deluxe Corp.                                                 180          6,300

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Equifax, Inc.                                                200   $      4,472
H&R Block, Inc.                                              220          7,498
McKesson Corp.                                               450         16,646
Moody's Corp.                                                260          9,027
Paychex, Inc.                                                595         19,076
Quintiles Transnational Corp. *                              160          2,538
Robert Half International, Inc. *                            250          5,157
RR Donnelley & Sons Co.                                      230          5,865
                                                                   ------------
                                                                        116,328
                                                                   ------------

COMPUTER SOFTWARE (5.49%)
Adobe Systems, Inc.                                          400         10,560
Autodesk, Inc.                                                90          2,990
Automatic Data Processing                                  1,050         54,243
BMC Software, Inc. *                                         370          5,576
Citrix Systems, Inc. *                                       270          6,318
Computer Associates International, Inc.                      860         26,591
Compuware Corp. *                                            430          4,420
First Data Corp.                                             660         44,596
Fiserv, Inc. *                                               330         12,273
IMS Health, Inc.                                             440          9,403
Intuit, Inc. *                                               340         13,675
Mercury Interactive Corp. *                                  170          4,049
Microsoft Corp. *                                          7,920        460,548
Novell, Inc. *                                               330          1,168
Oracle Corp. *                                             7,940        107,666
Parametric Technology Corp. *                                270          1,893
Peoplesoft, Inc. *                                           430         12,801
Roxio, Inc.                                                   14            180
Siebel Systems, Inc. *                                       660         10,778
                                                                   ------------
                                                                        789,728
                                                                   ------------

COMPUTER HARDWARE (4.48%)
Apple Computer, Inc. *                                       530          9,307
Compaq Computer Corp.                                      2,370         20,738
Computer Sciences Corp. *                                    340         12,209
Dell Computer Corp. *                                      3,680         88,246
Electronic Data Systems Corp.                                760         48,921
EMC Corp. *                                                3,140         38,685

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Gateway, Inc. *                                              430   $      2,430
Hewlett-Packard Co.                                        2,810         47,292
International Business Machines Corp.                      2,660        287,466
Lexmark International, Inc. *                                210          9,398
NCR Corp. *                                                  200          7,090
Network Appliance, Inc. *                                    430          5,719
Palm, Inc.                                                   544          1,338
Sun Microsystems, Inc. *                                   4,550         46,182
Unisys Corp. *                                               310          2,768
Veritas Software Corp. *                                     628         17,823
                                                                   ------------
                                                                        645,612
                                                                   ------------

COSMETICS/PERSONAL CARE (2.22%)
Alberto-Culver Co.                                           120          5,070
Avon Products                                                410         19,200
Colgate-Palmolive Co.                                        890         51,193
Gillette Co.                                               1,560         48,500
Kimberly-Clark Corp.                                         860         47,739
Procter & Gamble Co.                                       2,000        147,560
                                                                   ------------
                                                                        319,262
                                                                   ------------

DISTRIBUTION/WHOLESALE (0.10%)
Genuine Parts Co.                                            240          7,800
Grainger (W.W.), Inc.                                        170          7,361
                                                                   ------------
                                                                         15,161
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (6.07%)
American Express Co.                                       1,880         55,328
Bear Stearns Cos., Inc.                                      170          9,180
Capital One Financial Corp.                                  290         11,980
Citigroup, Inc.                                            7,278        331,295
Countrywide Credit Ind, Inc.                                 150          5,990
Fannie Mae                                                 1,490        120,630
Franklin Resources, Inc.                                     350         11,235
Freddie Mac                                                  990         67,142
Household International, Inc.                                670         35,041
Lehman Brothers Holdings, Inc.                               400         24,984
MBNA Corp.                                                 1,200         33,132
Merrill Lynch & Co., Inc.                                  1,240         54,200

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Morgan Stanley Dean Witter & Co.                           1,720   $     84,142
Providian Financial Corp.                                    400          1,556
Stilwell Financial, Inc.                                     230          4,625
T Rowe Price Group, Inc.                                     140          3,886
USA Education, Inc.                                          230         18,759
                                                                   ------------
                                                                        873,105
                                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.34%)
American Power Conversion *                                  150          1,931
Emerson Electric Co.                                         820         40,196
Molex, Inc.                                                  250          7,233
Power-One, Inc. *                                             70            554
                                                                   ------------
                                                                         49,914
                                                                   ------------

ELECTRONICS (0.60%)
Agilent Technologies, Inc.                                   644         14,342
Applied Biosystems Group - Applera Corp.                     350         10,213
Jabil Circuit, Inc. *                                        250          5,300
Johnson Controls, Inc.                                       160         11,571
Millipore Corp.                                              100          5,230
Parker Hannifin Corp.                                        220          7,898
PerkinElmer, Inc.                                            130          3,498
Sanmina-SCI Corp. *                                          420          6,359
Solectron Corp. *                                            850         10,455
Symbol Technologies, Inc.                                    270          3,469
Tektronix, Inc. *                                             80          1,576
Thermo Electron Corp. *                                      280          5,919
Thomas & Betts Corp.                                          50            908
                                                                   ------------
                                                                         86,738
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.05%)
Fluor Corp.                                                  210          7,816
                                                                   ------------

ENVIRONMENTAL CONTROL (0.20%)
Allied Waste Industries, Inc. *                              340          3,373
Waste Management, Inc.                                     1,030         25,235
                                                                   ------------
                                                                         28,608
                                                                   ------------

FOOD (2.26%)
Albertson's, Inc.                                            640         20,422

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Archer-Daniels-Midland Co.                                   738   $     10,280
Campbell Soup Co.                                            640         18,074
Conagra Foods, Inc.                                          760         17,404
General Mills, Inc.                                          440         20,205
Hershey Foods Corp.                                          220         14,021
HJ Heinz Co.                                                 580         24,615
Kellogg Co.                                                  620         18,910
Kroger Co. *                                               1,110         27,151
Ralston Purina Co.                                           420         13,772
Safeway, Inc. *                                              790         32,903
Sara Lee Corp.                                             1,010         22,513
Supervalu, Inc.                                              170          3,628
Sysco Corp.                                                  930         22,422
Unilever NV                                                  930         48,341
Winn-Dixie Stores, Inc.                                      200          2,212
Wrigley (WM.), JR Co.                                        160          8,008
                                                                   ------------
                                                                        324,881
                                                                   ------------

FOREST PRODUCTS & PAPER (0.44%)
Boise Cascade Corp.                                           50          1,428
Georgia-Pacific Corp.                                        275          7,634
International Paper Co.                                      680         24,344
Louisiana-Pacific Corp.                                      100            720
Mead Corp.                                                   100          2,684
Temple-Inland, Inc.                                           60          2,999
Westvaco Corp.                                               100          2,455
Weyerhaeuser Co.                                             310         15,472
Willamette Industries                                        110          5,153
                                                                   ------------
                                                                         62,889
                                                                   ------------

GAS (0.09%)
KeySpan Corp.                                                130          4,313
Nicor, Inc.                                                   50          1,945
Peoples Energy Corp.                                          30          1,149
Sempra Energy                                                240          5,616
                                                                   ------------
                                                                         13,023
                                                                   ------------

HAND/MACHINE TOOLS (0.08%)
Black & Decker Corp.                                          90          2,978
Snap-On, Inc.                                                 90          2,408

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Stanley Works                                                150   $      5,748
                                                                   ------------
                                                                         11,134
                                                                   ------------

HEALTHCARE PRODUCTS (3.47%)
Bard (C.R.), Inc.                                            130          7,137
Bausch & Lomb, Inc.                                          140          4,558
Baxter International, Inc.                                   930         44,984
Becton Dickinson & Co.                                       460         16,468
Biomet, Inc.                                                 450         13,725
Boston Scientific Corp. *                                    640         14,554
Guidant Corp. *                                              500         20,755
Johnson & Johnson                                          4,504        260,827
Medtronic, Inc.                                            1,840         74,152
ST Jude Medical, Inc. *                                      210         14,910
Stryker Corp.                                                330         18,559
Zimmer Holdings, Inc.                                        285          8,809
                                                                   ------------
                                                                        499,438
                                                                   ------------

HEALTHCARE SERVICES (0.53%)
Aetna, Inc.                                                  240          6,634
Humana, Inc. *                                               380          4,389
Manor Care, Inc. *                                           270          6,307
UnitedHealth Group, Inc.                                     590         38,792
Wellpoint Health Networks *                                  180         20,086
                                                                   ------------
                                                                         76,208
                                                                   ------------

HOME BUILDERS (0.05%)
Centex Corp.                                                  80          3,061
KB Home                                                       70          2,069
Pulte Homes, Inc.                                             70          2,275
                                                                   ------------
                                                                          7,405
                                                                   ------------
HOME FURNISHINGS (0.11%)
Leggett & Platt, Inc.                                        210          4,551
Maytag Corp.                                                  80          2,230
Whirlpool Corp.                                              150          8,853
                                                                   ------------
                                                                         15,634
                                                                   ------------

HOUSEHOLD PRODUCTS (0.18%)
American Greetings                                           130          1,823
Avery Dennison Corp.                                         140          6,482

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Clorox Co.                                                   430   $     15,351
Tupperware Corp.                                             110          2,243
                                                                   ------------
                                                                         25,899
                                                                   ------------

HOUSEWARES (0.09%)
Newell Rubbermaid, Inc.                                      460         12,714
                                                                   ------------

INSURANCE (4.18%)
Aflac, Inc.                                                  680         16,633
Allstate Corp.                                               930         29,183
AMBAC Financial Group, Inc.                                   70          3,360
American International Group                               3,833        301,274
AON Corp.                                                    360         13,694
Chubb Corp.                                                  240         16,392
Cigna Corp.                                                  310         22,599
Cincinnati Financial Corp.                                   150          5,580
Conseco, Inc. *                                              410          1,226
Hartford Financial Services Group                            360         19,440
Jefferson-Pilot Corp.                                        135          5,582
John Hancock Financial Services                              360         12,269
Lincoln National Corp.                                       270         11,435
Marsh & McLennan Cos                                         500         48,375
MBIA, Inc.                                                   150          6,909
Metlife, Inc.                                                980         26,362
MGIC Investment Corp.                                         90          4,657
Progressive Corp.                                            110         15,258
Safeco Corp.                                                 120          3,701
St Paul Cos                                                  210          9,639
Torchmark Corp.                                              130          4,814
UnumProvident Corp.                                          330          7,402
XL Capital Ltd.                                              180         15,635
                                                                   ------------
                                                                        601,419
                                                                   ------------

INTERNET (0.28%)
Charles Schwab Corp.                                       1,890         24,343
Sapient Corp. *                                              120            517
TMP Worldwide, Inc. *                                        220          6,567
Yahoo, Inc. *                                                760          8,269
                                                                   ------------
                                                                         39,696
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

IRON & STEEL (0.08%)
Allegheny Technologies, Inc.                                 140   $      2,072
Nucor Corp.                                                  180          7,434
USX-U.S. Steel Group, Inc.                                   210          3,022
                                                                   ------------
                                                                         12,528
                                                                   ------------

LEISURE TIME (0.23%)
Brunswick Corp.                                              140          2,505
Harley-Davidson, Inc.                                        530         23,988
Sabre Holdings Corp. *                                       250          6,575
                                                                   ------------
                                                                         33,068
                                                                   ------------

LODGING (0.16%)
Hilton Hotels Corp.                                          490          4,194
Marriott International, Inc.                                 380         11,905
Starwood Hotels & Resorts Worldwide, Inc.                    310          6,832
                                                                   ------------
                                                                         22,931
                                                                   ------------

MACHINERY-CONSTRUCTION & MINING (0.17%)
Caterpillar, Inc.                                            540         24,149
                                                                   ------------

MACHINERY-DIVERSIFIED (0.27%)
Cummins, Inc.                                                 70          2,192
Deere & Co.                                                  360         13,316
Dover Corp.                                                  260          8,567
Ingersoll-Rand Co.                                           290         10,817
Kadant, Inc. *                                                17            221
Rockwell International Corp.                                 250          3,445
                                                                   ------------
                                                                         38,558
                                                                   ------------

MEDIA (2.96%)
AOL Time Warner, Inc. *                                    6,525        203,645
Clear Channel Communications *                             1,010         38,501
Comcast Corp. *                                            1,650         59,136
Dow Jones & Co., Inc.                                        210          9,450
Gannett Co., Inc.                                            540         34,128
Knight Ridder, Inc.                                          150          8,438
McGraw-Hill Cos., Inc.                                       330         17,351
Meredith Corp.                                               250          8,250
New York Times Co.                                           340         14,025

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Tribune Co.                                                  647   $     19,539
Univision Communications, Inc. *                             500         12,500
                                                                   ------------
                                                                        424,963
                                                                   ------------

METAL FABRICATION (0.03%)
Timken Co.                                                   160          2,155
Worthington Industries                                       150          1,950
                                                                   ------------
                                                                          4,105
                                                                   ------------

MINING (0.65%)
Alcan, Inc.                                                  560         17,108
Alcoa, Inc.                                                1,320         42,596
Barrick Gold Corp.                                           570          8,886
Freeport-McMoran Copper & Gold, Inc. *                       190          2,109
Homestake Mining Co.                                         290          2,378
Inco Ltd. *                                                  310          4,228
Newmont Mining Corp.                                         330          7,656
Phelps Dodge Corp.                                           170          4,930
Placer Dome, Inc.                                            340          3,879
                                                                   ------------
                                                                         93,770
                                                                   ------------

MISCELLANEOUS MANUFACTURING (6.13%)
Cooper Industries, Inc.                                      200          7,740
Crane Co.                                                     60          1,229
Danaher Corp.                                                210         11,705
Eastman Kodak Co.                                            670         17,132
Eaton Corp.                                                  160         10,470
FMC Corp. *                                                  110          5,221
General Electric Co.                                      14,460        526,489
Honeywell International, Inc.                              1,160         34,278
Illinois Tool Works                                          570         32,604
ITT Industries, Inc.                                         140          6,733
Minnesota Mining & Manufacturing Co.                         690         72,022
National Service Industries, Inc.                             80          1,419
Pall Corp.                                                   120          2,436
Textron, Inc.                                                330         10,444
Tyco International Ltd.                                    2,876        141,327
                                                                   ------------
                                                                        881,249
                                                                   ------------

OFFICE/BUSINESS EQUIPMENT (0.15%)
Pitney Bowes, Inc.                                           430         15,764

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Xerox Corp.                                                  850   $      5,950
                                                                   ------------
                                                                         21,714
                                                                   ------------
OIL & GAS (7.02%)
Amerada Hess Corp.                                           230         13,513
Anadarko Petroleum Corp.                                     379         21,622
Apache Corp.                                                 180          9,288
Baker Hughes, Inc.                                           440         15,765
Burlington Resources, Inc.                                   290         10,803
ChevronTexaco Corp.                                        1,750        154,954
Conoco, Inc.                                                 850         21,845
Devon Energy Corp.                                           170          6,511
EOG Resources, Inc.                                          120          4,244
Exxon Mobil Corp.                                         10,360        408,702
Halliburton Co.                                              610         15,061
Kerr-McGee Corp.                                             230         13,248
Nabors Industries, Inc.                                      160          4,918
Noble Drilling Corp.                                         110          3,360
Occidental Petroleum Corp.                                   490         12,407
Phillips Petroleum Co.                                       644         35,040
Rowan Companies, Inc. *                                       70          1,182
Royal Dutch Petroleum Co.                                  3,200        161,632
Schlumberger Ltd.                                          1,030         49,873
Sunoco, Inc.                                                 180          6,737
Transocean Sedco Forex, Inc.                                 440         13,266
Unocal Corp.                                                 360         11,592
USX-Marathon Group, Inc.                                     500         13,795
                                                                   ------------
                                                                      1,009,358
                                                                   ------------

PACKAGING & CONTAINERS (0.08%)
Ball Corp.                                                    70          4,308
Bemis Co.                                                     50          2,164
Pactiv Corp.                                                 160          2,592
Sealed Air Corp.                                              70          2,803
                                                                   ------------
                                                                         11,867
                                                                   ------------

PHARMACEUTICALS (9.90%)
Abbott Laboratories                                        2,370        125,563
Allergan, Inc.                                               270         19,383
American Home Products Corp.                               2,010        112,218
AmerisourceBergen Corp.                                      150          9,534

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Bristol-Myers Squibb Co.                                   2,930   $    156,609
Cardinal Health, Inc.                                        725         48,655
Eli Lilly & Co.                                            1,740        133,110
Forest Laboratories, Inc. *                                  270         20,083
King Pharmaceuticals, Inc. *                                 333         12,984
Medimmune, Inc. *                                            320         12,557
Merck & Co., Inc.                                          3,470        221,421
Pfizer, Inc.                                               9,147        383,259
Pharmacia Corp.                                            1,950         79,014
Schering-Plough Corp.                                      2,160         80,309
Watson Pharmaceuticals, Inc. *                               190          9,059
                                                                   ------------
                                                                      1,423,758
                                                                   ------------

PIPELINES (0.71%)
Dynegy, Inc.                                                 520         18,668
EL Paso Corp.                                                802         39,346
Enron Corp.                                                1,200         16,680
Kinder Morgan, Inc.                                          140          6,948
Williams Cos., Inc.                                          690         19,920
                                                                   ------------
                                                                        101,562
                                                                   ------------

RETAIL (6.39%)
AutoZone, Inc. *                                             170          9,950
Bed Bath & Beyond, Inc. *                                    400         10,024
Best Buy Co., Inc. *                                         360         19,764
Big Lots, Inc. *                                             100            730
Circuit City Stores-Circuit                                  300          4,116
Costco Wholesale Corp. *                                     640         24,211
CVS Corp.                                                    590         14,101
Darden Restaurants, Inc.                                     180          5,764
Dillard's, Inc.                                               80          1,036
Dollar General Corp.                                         447          6,388
Family Dollar Stores                                          80          2,309
Federated Department Stores                                  310          9,917
Gap, Inc.                                                  1,150         15,031
Home Depot, Inc.                                           3,440        131,511
JC Penney Co., Inc.                                          420          9,122
K Mart Corp. *                                               480          2,942
Kohls Corp. *                                                570         31,698

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Limited, Inc.                                                400   $      4,460
Lowe's Cos                                                 1,070         36,487
May Department Stores Co.                                    470         14,782
McDonald's Corp.                                           1,930         50,315
Nordstrom, Inc.                                               80          1,128
Office Depot, Inc. *                                         320          4,352
RadioShack Corp.                                             290          7,247
Sears, Roebuck and Co.                                       560         21,711
Staples, Inc. *                                              470          6,853
Starbucks Corp. *                                            500          8,560
Target Corp.                                               1,280         39,872
Tiffany & Co.                                                220          5,146
TJX Cos., Inc.                                               310         10,478
Toys R US, Inc. *                                            270          5,130
Tricon Global Restaurants, Inc.                              260         13,153
Walgreen Co.                                               1,450         46,951
Wal-Mart Stores, Inc.                                      6,600        339,240
Wendy's International, Inc.                                  190          4,997
                                                                   ------------
                                                                        919,476
                                                                   ------------

SAVINGS & LOANS (0.48%)
Charter One Financial, Inc.                                  315          8,584
Golden West Financial Corp.                                  390         18,954
Washington Mutual, Inc.                                    1,400         42,266
                                                                   ------------
                                                                         69,804
                                                                   ------------

SEMICONDUCTORS (3.68%)
Advanced Micro Devices *                                     450          4,428
Altera Corp. *                                               540         10,908
Analog Devices, Inc. *                                       620         23,560
Applied Materials, Inc. *                                  1,210         41,273
Applied Micro Circuits Corp. *                               400          4,412
Broadcom Corp. *                                             390         13,420
Conexant Systems, Inc. *                                     210          2,132
Intel Corp.                                                9,560        233,455
Kla-Tencor Corp. *                                           270         11,032
Linear Technology Corp.                                      500         19,400
LSI Logic Corp. *                                            510          8,645
Maxim Integrated Products *                                  560         25,620
Micron Technology, Inc. *                                    850         19,346

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

National Semiconductor Corp. *                               220   $      5,716
Novellus Systems, Inc. *                                     200          6,606
PMC - Sierra, Inc.*                                          160          2,597
QLogic Corp. *                                               110          4,328
Teradyne, Inc. *                                             240          5,532
Texas Instruments, Inc.                                    2,470         69,135
Vitesse Semiconductor Corp. *                                250          2,360
Xilinx, Inc. *                                               490         14,906
                                                                   ------------
                                                                        528,811
                                                                   ------------

TELECOMMUNICATIONS (8.23%)
ADC Telecommunications, Inc. *                               690          3,140
Alltel Corp.                                                 470         26,856
Andrew Corp. *                                                80          1,454
AT&T Corp.                                                 5,172         78,873
AT&T Wireless Services, Inc.                               3,182         45,948
Avaya, Inc.                                                  348          3,108
BellSouth Corp.                                            2,730        101,010
CenturyTel, Inc.                                             220          6,952
Cisco Systems, Inc. *                                     10,310        174,445
Citizens Communications Co. *                                300          2,667
Comverse Technology, Inc. *                                  200          3,762
Corning, Inc.                                              1,240          9,994
Global Crossing Ltd. *                                     1,130          1,277
JDS Uniphase Corp. *                                       1,740         13,903
Lucent Technologies, Inc.                                  4,400         29,480
Motorola, Inc.                                             3,050         49,929
Nextel Communications, Inc. *                              1,040          8,268
Nextel Partners, Inc.                                         34            181
Nortel Networks Corp.                                      4,200         24,402
Qualcomm, Inc. *                                           1,120         54,936
Qwest Communications International                         2,395         31,015
SBC Communications, Inc.                                   4,980        189,788
Scientific-Atlanta, Inc.                                     230          4,800
Sprint Corp.-FON Group                                     1,400         28,000
Sprint Corp.-PCS Group *                                   1,250         27,875
Tellabs, Inc. *                                              540          7,371
Verizon Communications, Inc.                               4,011        199,788
WorldCom, Inc. - MCI Group                                    24            284

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

WorldCom, Inc. - WorldCom Group *                          4,090   $     55,010
                                                                   ------------
                                                                      1,184,516
                                                                   ------------

TEXTILES (0.07%)
Cintas Corp.                                                 240          9,701
                                                                   ------------

TOYS & HOBBIES (0.11%)
Hasbro, Inc.                                                 220          3,645
Mattel, Inc.                                                 640         12,115
                                                                   ------------
                                                                         15,760
                                                                   ------------

TRANSPORTATION (0.47%)
Burlington Northern Santa Fe Corp.                           510         13,704
CSX Corp.                                                    300         10,110
FedEx Corp. *                                                390         16,021
Norfolk Southern Corp.                                       470          7,872
Union Pacific Corp.                                          390         20,284
                                                                   ------------
                                                                         67,991
                                                                   ------------

TRUCKING & LEASING (0.01%)
Ryder System, Inc.                                           100          1,870
                                                                   ------------

UTILITIES (2.85%)
AES Corp. *                                                  780         10,803
Allegheny Energy, Inc.                                       230          8,407
Ameren Corp.                                                 260         10,426
American Electric Power                                      544         22,794
Calpine Corp. *                                              440         10,890
Cinergy Corp.                                                270          8,149
CMS Energy Corp.                                             120          2,581
Consolidated Edison, Inc.                                    390         15,401
Constellation Energy Group, Inc.                             250          5,593
Dominion Resources, Inc.                                     420         25,670
DTE Energy Co.                                               300         12,507
Duke Energy Corp.                                          1,120         43,019
Edison International *                                       470          6,679
Entergy Corp.                                                380         14,763
Exelon Corp.                                                 560         23,559
FirstEnergy Corp.                                            390         13,439

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

FPL Group, Inc.                                              370   $     19,647
GPU, Inc.                                                    250          9,913
Mirant Corp.                                                 520         13,520
Niagara Mohawk Holdings, Inc. *                              190          3,405
NiSource, Inc.                                               210          4,987
PG&E Corp. *                                                 550          9,933
Pinnacle West Capital Corp.                                  160          6,744
PPL Corp.                                                    250          8,537
Progress Energy, Inc.                                        400         16,868
Public Service Enterprise Group                              290         11,414
Reliant Energy, Inc.                                         480         13,416
Southern Co.                                                 850         20,315
TXU Corp.                                                    460         21,086
XCEL Energy, Inc.                                            541         15,298
                                                                   ------------
                                                                        409,763
                                                                   ------------

     TOTAL COMMON STOCK (Cost $17,694,069)                           13,923,837

MISCELLANEOUS INVESTMENTS (3.09%)
SPDR Trust Series 1 (Cost $439,575)                        4,200        444,696
                                                                   ------------

REPURCHASE AGREEMENT (0.10%)                           PRINCIPAL
                                                       ---------
Fifth Third Bank, 1.96%, dated 10/31/01, due              12,912         12,912
$12,913 11/01/01, repurchase price                                 ------------
(collateralized by FHARM Pool #786446, 7.00%, due 05/01/27, market value $13,300) (Cost $12,912)

     TOTAL INVESTMENTS (Cost $18,146,556) (99.99%)                 $ 14,381,445
     OTHER ASSETS AND LIABILITIES, NET (0.01%)                            2,021
                                                                   ------------
     NET ASSETS (100%)                                             $ 14,383,466
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at October 31, 2001 was
$18,173,813 and net unrealized depreciation consisted of:
   Gross unrealized appreciation                                   $    439,881
   Gross unrealized depreciation                                     (4,232,249)
                                                                   ------------
   Net unrealized depreciation                                     $ (3,792,368)
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     LARGE CAP
                                                      BOND INDEX      EQUITY
                                                         FUND        INDEX FUND
                                                     -----------    ------------
ASSETS:
   Investments, at value (identified cost
      $7,000,153 and $18,146,556, respectively)      $ 7,338,995    $14,381,445
   Receivables:
      Dividends and interest                              91,886         11,707
   Prepaid expenses                                       18,403         14,681
                                                     -----------    -----------
         Total assets                                  7,449,284     14,407,833
                                                     -----------    -----------

LIABILITIES:
   Payables:
      Fund shares redeemed                           $       600    $    33,224
      Distribution fees                                      749            685
      Due to Advisor                                          --          1,854
      Accrued expenses                                      (642)       (11,395)
                                                     -----------    -----------
         Total liabilities                                   707         24,368
                                                     -----------    -----------

NET ASSETS                                           $ 7,448,577    $14,383,465
                                                     ===========    ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                   $ 7,062,036    $18,500,463
   Undistributed net investment income                    32,294          2,617
   Accumulated realized gain (loss) on investments        15,405       (354,503)
   Net unrealized appreciation
      (depreciation) on investments                      338,842     (3,765,112)
                                                     -----------    -----------


NET ASSETS                                           $ 7,448,577    $14,383,465
                                                     ===========    ===========

INDIVIDUAL SHARES (NOTE 1):
   Net assets for 97,594 and 19,450 shares
      outstanding, respectively                      $ 2,632,467    $   352,759
   Net asset value and redemption price              $     26.97    $     18.14

INSTITUTIONAL SHARES (NOTE 1):
   Net assets for 178,640 and 773,776  shares
      outstanding, respectively                      $ 4,816,110    $14,030,706
   Net asset value and redemption price              $     26.96    $     18.13

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                                     CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     LARGE CAP
                                                      BOND INDEX      EQUITY
                                                        FUND *     INDEX FUND **
                                                     -----------    -----------
INVESTMENT INCOME:
   Interest                                          $   200,866    $     2,116
   Dividends                                                  --         92,181
                                                     -----------    -----------
         Total Investment Income                         200,866         94,297
                                                     -----------    -----------

EXPENSES:
   Investment advisory fees (Note 4)                       5,202         10,432
   Administration fee (Note 4)                             2,601          5,216
   Accounting fee                                         12,854         12,854
   Custodian fees                                          1,540          9,422
   Transfer agency fees                                    9,136          5,768
   Distribution fees                                       4,301          3,653
   Directors' expense                                        347
   Audit fees                                              2,646          5,785
   Legal fees                                              5,136          4,600
   Registration fees                                       2,519          1,962
   Reports to shareholders                                    --          2,514
   Other                                                   1,267          3,799
                                                     -----------    -----------
      Total expenses before waivers                       47,549         66,005
      Fees waived (Note 4)                                (5,202)        (4,219)
                                                     -----------    -----------
         Total expenses, net                              42,347         61,786
                                                     -----------    -----------

   Net investment income                                 158,519         32,511
                                                     -----------    -----------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                (8,846)       (25,219)
   Net unrealized appreciation (depreciation)
      during the period on investments                   355,110     (2,308,245)
                                                     -----------    -----------
   Net gain (loss) on investments                        346,264     (2,333,464)
                                                     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $   504,783    $(2,300,953)
                                                     ===========    ===========

* The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund commenced operations on May 16, 2000.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                                                 CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------------------

                                                                      BOND INDEX FUND*
                                                               ----------------------------
                                                                (Unaudited)
                                                               Period Ended    Period Ended
                                                                October 31,      April 30,
                                                                   2001            2001
                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                       $    158,519    $     74,408
   Net realized gain (loss) on investments                           (8,846)         24,251
   Net unrealized appreciation (depreciation)
      during the period on investments                              355,110         (16,268)
                                                               ------------    ------------
Net increase in net assets resulting from operations                504,783          82,391
                                                               ------------    ------------

Distributions to shareholders from:
   Net investment income
      Individual Class                                              (53,943)        (35,001)
      Institutional Class                                          (100,320)        (11,369)
   Net realized gain
      Individual Class                                                   --              --
      Institutional Class                                                --              --
                                                               ------------    ------------
Total Distributions                                                (154,263)        (46,370)
                                                               ------------    ------------

Increase in net assets from Fund share transactions (Note 6)        730,646       6,331,390
                                                               ------------    ------------

Increase in net assets                                            1,081,166       6,367,411

NET ASSETS:
   Beginning of period                                            6,367,411              --
                                                               ------------    ------------
   End of period (including undistributed net investment
      income of $32,294 and 28,038, respectively)              $  7,448,577    $  6,367,411
                                                               ============    ============


                                                                 CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED OCTOBER 31, 2001 (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------------------

                                                               LARGE CAP EQUITY INDEX FUND**
                                                               ----------------------------
                                                                (Unaudited)
                                                               Period Ended    Period Ended
                                                                October 31,      April 30,
                                                                   2001            2001
                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                       $     32,511    $     37,798
   Net realized loss on investments                                 (25,219)       (328,465)
   Net unrealized depreciation during the
      period on investments                                      (2,308,245)     (1,456,866)
                                                               ------------    ------------
Net decrease in net assets resulting from operations             (2,300,953)     (1,747,533)
                                                               ------------    ------------

Distributions to shareholders from:
   Net investment income
      Individual Class                                                 (223)            (61)
      Institutional Class                                           (26,552)        (37,737)
   Net realized gain
      Individual Class                                                   --              (4)
      Institutional Class                                                --            (815)
                                                               ------------    ------------
Total Distributions                                                 (26,775)        (38,617)
                                                               ------------    ------------

Increase in net assets from Fund share transactions (Note 6)      5,071,057      13,426,286
                                                               ------------    ------------

Increase in net assets                                            2,743,329      11,640,136

NET ASSETS:
   Beginning of period                                           11,640,136              --
                                                               ------------    ------------
   End of period (including undistributed net investment
      income of $2,617 and $0, respectively)                   $ 14,383,465    $ 11,640,136

* The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund commenced operations on May 16, 2000.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                                                                                         CHRISTIAN STEWARDSHIP FUNDS

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                       BOND INDEX FUND*
                                                          -------------------------------------------------------------------------

                                                          For the Period Ended October 31,2001   For the Period Ended April 30,2001
                                                          ------------------------------------   ----------------------------------
                                                                     (Unaudited)
                                                             Individual       Institutional        Individual       Institutional
                                                            ------------       ------------       ------------       ------------
NET ASSET VALUE - BEGINNING OF PERIOD                       $      25.66       $      25.65       $      25.00       $      25.00
                                                            ------------       ------------       ------------       ------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                     0.58 2             0.61 2             0.48               0.50
   Net realized and unrealized gain (loss) on investments           1.29               1.29               0.51               0.50
                                                            ------------       ------------       ------------       ------------
      Total from investment operations                              1.87               1.90               0.99               1.00
                                                            ------------       ------------       ------------       ------------

Distributions:
   From net investment income                                      (0.56)             (0.59)             (0.33)             (0.35)
   From net realized capital gain                                     --                 --                 --                 --
                                                            ------------       ------------       ------------       ------------
      Total distributions                                          (0.56)             (0.59)             (0.33)             (0.35)
                                                            ------------       ------------       ------------       ------------

NET ASSET VALUE - END OF PERIOD                             $      26.97       $      26.96       $      25.66       $      25.65
                                                            ============       ============       ============       ============

TOTAL RETURN                                                       7.37%              7.52%              3.96%              4.01%

Ratios of expenses to average net assets:
   before fee waivers                                              1.25% 1            1.25% 1            2.22% 1            2.02% 1
   after fee waivers                                               1.10% 1            1.10% 1            2.07% 1            1.87% 1
Ratios of net investment income to average net assets:
   before fee waivers                                              4.54% 1            4.54% 1            3.63% 1            3.83% 1
   after fee waivers                                               4.44% 1            4.64% 1            3.78% 1            3.98% 1

Portfolio turnover rate                                           16.63%             16.63%             84.87%             84.87%
Net assets, end of period                                   $  2,632,467       $  4,816,109       $  2,568,574       $  3,798,837


                                                                                                         CHRISTIAN STEWARDSHIP FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                LARGE CAP EQUITY INDEX FUND
                                                          -------------------------------------------------------------------------

                                                          For the Period Ended October 31,2001   For the Period Ended April 30,2001
                                                          ------------------------------------   ----------------------------------
                                                                     (Unaudited)
                                                            Individual**     Institutional***     Individual**     Institutional***
                                                            ------------       ------------       ------------       ------------
NET ASSET VALUE - BEGINNING OF PERIOD                       $      21.33       $      21.32       $      24.34       $      25.00
                                                            ------------       ------------       ------------       ------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                     0.02 2             0.05 2             0.03               0.08
   Net realized and unrealized gain (loss) on investments          (3.19)             (3.20)             (3.01)             (3.68)
                                                            ------------       ------------       ------------       ------------
      Total from investment operations                             (3.17)             (3.15)             (2.98)             (3.60)
                                                            ------------       ------------       ------------       ------------

Distributions:
   From net investment income                                      (0.02)             (0.04)             (0.03)             (0.08)
   From net realized capital gain                                     --                 --                 --                 --
                                                            ------------       ------------       ------------       ------------
      Total distributions                                          (0.02)             (0.04)             (0.03)             (0.08)
                                                            ------------       ------------       ------------       ------------

NET ASSET VALUE - END OF PERIOD                             $      18.14       $      18.13       $      21.33       $      21.32
                                                            ============       ============       ============       ============

TOTAL RETURN                                                    (14.85)%           (14.79)%           (12.26)%           (14.42)%

Ratios of expenses to average net assets:
   before fee waivers                                              0.90% 1            0.90% 1            1.21% 1            1.01% 1
   after fee waivers                                               0.83% 1            0.83% 1            1.06% 1            0.86% 1
Ratios of net investment income to average net assets:
   before fee waivers                                              0.46% 1            0.46% 1          (0.03)% 1            0.17% 1
   after fee waivers                                               0.27% 1            0.47% 1            0.12% 1            0.32% 1

Portfolio turnover rate                                            4.14%              4.14%             44.93%             44.93%
Net assets, end of period                                   $    352,759       $ 14,030,707       $    120,336       $ 11,519,800

1    Annualized
2 Based on the average daily number of shares outstanding throughout the period

* The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000.
*** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

OCTOBER 31, 2001
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc., (the "Company") an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of four diversified series: the Bond Index Fund, the Large Cap Equity Index Fund, the Small Cap Equity Index Fund, and the International Index Fund (each a "FUND" and collectively the "FUNDS"). As of October 31, 2001, only the Bond Index Fund and the Large Cap Equity Index Fund had commenced operations.

     The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for each Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

     The Bond Index Fund's objective is to provide current income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of the Lehman Brothers Aggregate Bond ("LBA") Index. The LBA index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

     The Large Cap Equity Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of the S&P 500 Index. This index consists of 500 common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation. It pursues its objective by attempting to match the performance, before Fund expenses, of the S&P Small Cap 600 Index. This index consists of 600 stocks with generally smaller capitalization than those included in the S&P 500 Index.

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

OCTOBER 31, 2001
--------------------------------------------------------------------------------

     The International Index Fund's objective is to provide capital appreciation. It pursues its objective by attempting to match the
     performance,   before  Fund  expenses,   of  the  Morgan  Stanley   Capital
     International Europe, Australasia, Far East ("EAFE") Index, net of withholding taxes. The EAFE Index is based on the share prices of more than 1,000 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. The Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

          Money market securities held by the Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

OCTOBER 31, 2001
--------------------------------------------------------------------------------

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner that results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

OCTOBER 31, 2001
--------------------------------------------------------------------------------

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

     I.   USE OF ESTIMATES

          In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone Asset Management Company ("Capstone") serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Funds are calculated at the annual rate of 0.15% on the first $500 million of the Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion.

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

     Capstone has voluntarily agreed to waive its investment advisory fees for the Bond Index Fund and the Large Cap Equity Index Fund resulting in waivers of investment advisory fees for the period ended October 31, 2001 of $5,202 and $4,219 respectively. These waivers

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

OCTOBER 31, 2001
--------------------------------------------------------------------------------

     are voluntary and may be discontinued at any time, however, Capstone intends to continue the waivers for the Funds until its net assets reach $15 million. Starting in August 2001 the Large Cap Equity Fund reached $15 million in assets and the waiver was discontinued.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Individual and Institutional Class shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

     Certain officers of the Company are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - Transactions in shares of capital stock, for the period from May 1, 2001 to October 31, 2001, were as follows:

                                       INDIVIDUAL                  INSTITUTIONAL

                                 SHARES        DOLLARS         SHARES        DOLLARS
                                 ------        -------         ------        -------
BOND INDEX FUND
   Sold                             1,277    $    32,955        185,933    $ 1,070,800
   Reinvested                       2,033         52,963              2             47
   Redeemed                        (5,799)      (150,936)       (10,519)      (275,183)
                              -----------    -----------    -----------    -----------
      Net Increase                 (2,489)   $   (65,018)       175,416    $   795,664
                              ===========    ===========    ===========    ===========

LARGE CAP EQUITY INDEX FUND
   Sold                            15,835    $   272,759        242,652    $ 5,033,769
   Reinvested                          12            223            572         10,569
   Redeemed                        (2,040)       (37,068)        (9,864)      (209,195)
                              -----------    -----------    -----------    -----------
      Net Increase                 13,807    $   235,914        233,360    $ 4,835,143
                              ===========    ===========    ===========    ===========

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

OCTOBER 31, 2001
--------------------------------------------------------------------------------

All Funds - Transactions in shares of capital stock, for the period from May 16, 2000 (commencement of operations) to April 30, 2001 for the Large Cap Equity Fund, and for the period from November 1, 2000 (commencement of operations) to April 30, 2001 for the Bond Index Fund, were as follows:

                                       INDIVIDUAL                  INSTITUTIONAL

                                 SHARES        DOLLARS         SHARES        DOLLARS
                                 ------        -------         ------        -------
BOND INDEX FUND
   Sold                           116,415    $ 2,911,733        209,941    $ 5,415,984
   Reinvested                       1,334         34,299              1             28
   Redeemed                       (17,666)      (452,976)       (61,853)    (1,577,678)
                              -----------    -----------    -----------    -----------
      Net Increase                100,083    $ 2,493,056        148,089    $ 3,838,334
                              ===========    ===========    ===========    ===========

LARGE CAP EQUITY INDEX FUND
   Sold                             6,744    $   148,737        697,429    $16,796,954
   Reinvested                           3             73            874         20,142
   Redeemed                        (1,105)       (25,473)      (157,887)    (3,514,147)
                              -----------    -----------    -----------    -----------
      Net Increase                  5,642    $   123,337        540,416    $13,302,949
                              ===========    ===========    ===========    ===========

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) by the Funds for the period ended October 31, 2001 were as follows:

                                              PURCHASES        SALES
                                              ---------        -----

          Bond Index Fund                    $ 1,835,721    $ 1,272,835
          Large Cap Equity Index Fund          5,880,323        561,536

     The Large Cap Equity Index Fund realized capital losses of $329,284 which have been deferred for federal income tax purposes.